Selected Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2016
Selected Quarterly Financial Information (Unaudited)
Selected Quarterly Financial Information (Unaudited)

19. Selected Quarterly Financial Information (Unaudited)

        The following table represents certain unaudited quarterly information for the eight quarters ended December 31, 2016. This data has been derived from unaudited financial statements that, in the opinion of the Company's management, include all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of such information when read in conjunction with the Company's annual audited financial statements and notes thereto appearing elsewhere in this report. These operating results are not necessarily indicative of results for any future period (in thousands, except per share data):

	Three Months Ended				Three Months Ended
	Mar 31, 2016	Jun 30, 2016	Sep 30, 2016	Dec 31, 2016	Mar 31, 2015	Jun 30, 2015	Sep 30, 2015	Dec 31, 2015
Revenues	$4,539	$4,680	$5,316	$4,679	$2,088	$3,047	$2,721	$2,857
Gross profit	1,179	1,035	1,574	981	800	1,413	971	1,051
Operating expenses	16,208	13,328	13,005	12,945	10,225	10,496	10,847	13,357
Net loss	(16,167)	(13,496)	(12,969)	(13,497)	(12,801)	(10,220)	(13,250)	(13,456)
Net loss per share attributable to common stockholders, basic and diluted	$(51.16)	$(42.44)	$(29.34)	$(23.39)	$(61.25)	$(33.40)	$(43.16)	$(42.72)